Note 6 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance, January 1, 2024	$ 0	$ 0
Additions	25,764	0
Amortization	(5,206)	0
Write-off and other movements	(2,201)
Balance, December 31	$ 18,357	$ 0